Lease Liabilities - Summary of Finance Lease Term and Discount Rates (Detail)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted average remaining lease term-finance leases (years)	4 years 10 months 24 days	4 years 9 months 18 days
Weighted average discount rate-finance leases	4.60%	5.10%